Financial risk management and financial instruments - Currency risk (Details) $ in Thousands, $ in Thousands	May 31, 2020 CAD ($)	May 31, 2020 USD ($)	May 31, 2019 CAD ($)	May 31, 2018 CAD ($)
Financial risk management and financial instruments
Cash and cash equivalents	$ 497,222		$ 550,797	$ 59,737
Currency rate risk
Financial risk management and financial instruments
Percentage change in foreign exchange rate which will result in unrealized gain or loss	1.00%	1.00%
Risk exposure associated with instruments sharing characteristic	$ 4,000
Cash and cash equivalents	$ 410,000	$ 297,500